Putnam
Capital
Appreciation
Fund

ANNUAL REPORT

May 31, 1997

[LOGO: BOSTON * LONDON * TOKYO]

Fund highlights

* "Putnam Capital Appreciation Fund must have a magic formula. . . .
   The fund's ability to adapt to market cycles makes it quite likable. This is a well-managed and worthwhile offering."

                 --  Morningstar Mutual Funds, May 9, 1997

* Putnam Capital Appreciation Fund's class A shares ranked 9 out of 123 capital appreciation funds (top 8%) tracked by Lipper Analytical Services for the 3-year period ended June 30, 1997.*

   CONTENTS

 4 Report from Putnam Management

 9 Fund performance summary

13 Portfolio holdings

22 Financial statements

* Lipper rankings are based on total return performance, vary over time, and do not include the effects of sales charges. For the 1-year period ended 6/30/97, the fund's class A, class B, and class M shares ranked 25, 28, and 27, respectively, out of 203 capital appreciation funds. Past performance is no guarantee of future results.



From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright]  Karsh, Ottawa

Dear Shareholder:

Putnam Capital Appreciation Fund was able to deliver outstanding performance during the fiscal year that ended on May 31, 1997, a period that found many other growth-oriented portfolios struggling. The difference lay in your fund's ability to choose from the entire universe of growth stocks, while others were restricted to the small companies that dominate the growth-stock category.

Strategic repositioning of the fund's portfolio and astute selection of large companies with strong growth potential allowed fund managers Gerald Zukowski and Anthony Santosus to take advantage of the sharp advance in large-company stocks while remaining true to the fund's investment style. At the same time, a number of small growth-company stocks in your fund's portfolio bucked the trend in their market sector and also contributed to the fund's solid performance.

Gerry and Tony discuss fiscal 1997 results in detail and look at prospects for the new fiscal year in the following report.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
July 16, 1997



Report from the Fund Managers
Gerald S. Zukowski, lead manager
Anthony C. Santosus

The sharp contrast between the performance of small- and large-company stocks presented a challenge for Putnam Capital Appreciation Fund during the fiscal year ended May 31, 1997. The U.S. market's bigger-is-better sentiment dominated the year as investors favored the stocks of large, established companies over growth-oriented small-company stocks. Indeed, for the 12 months ended May 31, 1997, the Standard & Poor's 500(registered trademark) Index, which is weighted in favor of large-capitalization stocks, returned 29.40%, while the Russell 2000 Index, a measure of small-capitalization stocks, gained a mere 6.97%.

Because your fund invests in a combination of small- and large-company stocks, this environment prompted some strategic shifts in the portfolio's focus. Throughout the fiscal year, we trimmed back the fund's weighting of small-company growth stocks as the short list of best-performing stocks continued to be dominated by blue-chip companies. At the same time, solid stock selection continued to play a prominent role and helped the fund deliver impressive returns for fiscal 1997. For the 12 months ended May 31, 1997, your fund's class A shares provided a total return of 22.91% at net asset value
(NAV) and 15.82% at public offering price (POP). For complete performance information, including results for other share classes and over the longer term, please refer to the summary that begins on page 9.

* SOME SMALL-CAPS EXHIBIT STRENGTH

Despite prevailing market conditions, there were small companies in the portfolio whose performance set them apart. One example is Pittston Burlington Group, which operates Burlington Air Express Inc., a global freight transportation company. The company provides air and ocean freight delivery and supply chain management, and recently acquired large contracts with NEC Technologies and General Motors. Royal Caribbean Cruises, another of the fund's small-cap holdings, announced record earnings for its first quarter of 1997. One of the world's largest cruise lines, the company's increased revenues were due to the introduction of two new ships and higher occupancy rates on all vessels.

MedPartners, Inc., another solid small-cap performer, is a physician practice management company. MedPartners recruits physicians with good reputations and provides business management services for their practices. By affiliating with MedPartners, physicians gain access to management and information systems. In March, MedPartners announced a 10-year strategic provider relationship with Aetna U.S. Healthcare, the first such partnership between a national managed care company and a physician practice management company. And, for the first quarter of 1997, MedPartners reported record earnings -- its 11th consecutive quarter of increased revenue. While these holdings, along with others discussed in this report, were viewed favorably at the end of the fiscal period, all portfolio holdings are subject to review and adjustment in accordance with the fund's investment strategy and may vary in the future.

* BANK STOCKS AND REITS CONTINUE TO SHINE

In your fund's semiannual report, we discussed the strong performance of bank stocks. These holdings, which still make up a significant portion of the portfolio, maintained their strength throughout the second half of the fiscal year. Particularly impressive were the stocks of three major U.S. banks:
Citicorp, Chase Manhattan, and BankAmerica. BankAmerica continues to focus on shareholder value, while Chase Manhattan has been concentrating on the use of innovative technology to meet customer needs. Citicorp has been actively expanding worldwide, including new offices in South Africa, Kazakhstan, and Vietnam.

[GRAPHIC HORIZONTAL BAR CHART OMITTED: TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Insurance
and finance                   12.1%

Retail                         7.9%

Consumer
nondurables                    7.6%

Real estate                    6.9%

Pharmaceuticals                6.8%

Footnote reads:
* Based on net assets as of 5/31/97. Holdings will vary over time.

Our last report also mentioned Real Estate Investment Trusts (REITs), which represented approximately 7% of the fund's portfolio at the fiscal year's end. REITs are publicly traded companies that own or develop properties such as apartments, hotels, and commercial office buildings. Our decision to maintain the fund's REIT holdings proved profitable, since they were among the portfolio highlights for fiscal 1997.

* FOREIGN HOLDINGS DELIVER IMPRESSIVE RETURNS

Your fund also profited from stocks of companies headquartered outside the United States. One such company, Argentina's Banco de Galicia, provides general banking services to corporations and individuals, and is one of the country's largest private banks. Recently, Argentina's banking environment changed dramatically as several local banks were purchased by foreign companies. Banco de Galicia is a well-established institution with a large branch network -- and the country's only remaining private bank with no major foreign shareholders.

Adidas, the German manufacturer of athletic footwear and clothing, was also a portfolio standout. Adidas ranks third in worldwide sales, leading its home market of Germany and deriving 65% of its sales from European markets. Adidas has been expanding its global presence, with emphasis on the United States, the Far East, and Latin America. The company recently announced that its global sales during first quarter grew by 45%, led by North America.

[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 HOLDINGS

Warner-Lambert Co.
Pharmaceuticals

Chase Manhattan Corp.
Banking

General Electric Co.
Electronics

Rite Aid Corp.
Discount drug stores

Computer Associates
Computer software

Tupperware Corp.
Home and personal care products

Sundstrand Corp.
Aerospace parts

Storage Technology Corp.
Data storage equipment

Owens-Illinois, Inc.
Glass and plastic packaging products

RMI Titanium Co.
Titanium products

Footnote reads:
These holdings represent 14.0% of the fund's net assets as of 5/31/97. Portfolio holdings will vary over time.

* PHARMACEUTICALS A HIGHLIGHT AMONG LARGE-CAP HOLDINGS

A quartet of pharmaceutical companies -- Eli Lilly & Co., Pfizer, Inc., Warner-Lambert, and Schering-Plough -- delivered superb performance for the fiscal year. All four are good examples of how innovative product development can boost a stock's performance. During the fourth quarter of calendar 1996, Eli Lilly launched a new drug, Zyprexa, which has been described as the most promising of the current group of new schizophrenia drugs. Like the company's best-selling antidepressant drug, Prozac, it is expected to have a positive impact on Lilly's earnings.

Early in calendar 1997, Pfizer introduced Lipitor, a drug for the treatment of high cholesterol, with impressive results. By mid-April, the drug had already accounted for 13% of new prescriptions in the United States. Pfizer is promoting the new drug with Warner-Lambert, which discovered and developed Lipitor. These two companies are expected to benefit greatly from this drug, since the U.S. cholesterol drug market was estimated at more than $3 billion for 1996 and is expected to increase by 30% in 1997. The worldwide market is estimated to account for an additional $7 billion.

Finally, Schering-Plough is anticipating the launch of Fareston, a breast-cancer treatment designed to block further tumor growth. Schering-Plough is known for such over-the-counter products as Coppertone and Dr. Scholl's, as well as its best-selling pharmaceutical product, Claritin, an antihistamine.

* OUTLOOK INCLUDES POTENTIAL FOR VOLATILITY

Fiscal 1997 has certainly been a memorable period for U.S. investors. It began with a continuing trend of steady growth, falling interest rates, and low inflation. The Dow Jones Industrial Average climbed to new heights, hitting a record in early March. It then lost 9.8% -- nearly 700 points -- during a four-week period. Then, as your fund's fiscal year was concluding, the Dow made a dramatic recovery, making up for its earlier losses and reaching record levels again. The equity markets benefited from strong supply/demand forces, record inflows into mutual funds, and significant stock purchases resulting from stock buyback programs.

With this outstanding fiscal year behind us, it is important to remember that the markets are likely to experience setbacks. While the long-term outlook remains favorable, we are prepared for short-term volatility in the coming year.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 5/31/97 there is no guarantee the fund will continue to hold these securities in the future.



Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Performance should always be considered in light of a fund's investment strategy. Putnam Capital Appreciation Fund is designed for investors seeking capital gain through investments in equities chosen for their growth potential.

TOTAL RETURN FOR PERIODS ENDED 5/31/97

                                Class A         Class B         Class M
(inception date)               (8/5/93)        (11/2/94)       (1/22/96)
                              NAV     POP     NAV    CDSC     NAV     POP
------------------------------------------------------------------------------
1 year                      22.91%  15.82%  21.95%  16.95%  22.28%  18.01%
------------------------------------------------------------------------------
3 years                     95.49   84.17   91.19   88.19   92.43   85.74
Annual average              25.04   22.58   24.11   23.46   24.38   22.92
------------------------------------------------------------------------------
Life of fund               149.39  135.06  142.32  139.32  144.38  135.93
Annual                      27.03   25.07   26.07   25.66   26.35   25.20
------------------------------------------------------------------------------

COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 5/31/97

                                                  Standard &
                                                    Poor's         Consumer
                                                  500 Index       Price Index
------------------------------------------------------------------------------
1 year                                             29.40%            2.23%
------------------------------------------------------------------------------
3 years                                            99.66             8.54
Annual average                                     25.92             2.77
------------------------------------------------------------------------------
Life of fund                                      108.40            10.87
Annual average                                     21.11             2.73
------------------------------------------------------------------------------

Returns for class A and class M shares reflect the current maximum initial sales charges of 5.75% for class A shares and 3.50% for class M shares. The one-year, three-year, and life of fund returns for class B shares reflect the applicable contingent deferred sales charges (CDSC), which is 5% in the first year, declines each year to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and, in the case of class B and class M shares, the higher operating costs applicable to such shares. All returns assume reinvestment of distributions at NAV and represent past performance; they do not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

[GRAPHIC WORM CHART OMITTED: GROWTH OF A $10,000 INVESTMENT]

GROWTH OF A $10,000 INVESTMENT
PLOT POINTS

             Class A
            shares at         S & P 500        Consumer
               POP              Index         Price Index

8/5/93      $  9,425          $ 10,000         $ 10,000
12/31/93    $ 11,476          $ 10,551         $ 10,097
3/31/94     $ 11,711          $ 10,154         $ 10,194
6/30/94     $ 11,487          $ 10,198         $ 10,249
9/30/94     $ 12,472          $ 10,696         $ 10,346
12/31/94    $ 12,164          $ 10,694         $ 10,367
3/31/95     $ 13,254          $ 11,732         $ 10,485
6/30/95     $ 14,265          $ 12,848         $ 10,561
9/30/95     $ 15,583          $ 13,866         $ 10,609
12/31/95    $ 16,361          $ 14,698         $ 10,983
3/31/96     $ 17,614          $ 15,486         $ 10,783
6/30/96     $ 18,996          $ 16,180         $ 10,852
9/30/96     $ 19,535          $ 16,676         $ 10,928
12/31/96    $ 21,288          $ 18,064         $ 10,983
3/31/97     $ 21,539          $ 18,552         $ 11,080
5/3197      $ 23,506          $ 20,840         $ 11,087

Past performance is no assurance of future results. At the end of the same time period, a $10,000 investment in the fund's class B shares would have been valued at $24,232 ($23,932 with a redemption at the end of the period) and a $10,000 investment in the fund's class M shares would have been valued at $24,438 ($23,593 at public offering price). See first page of performance section for performance calculation method.



PRICE AND DISTRIBUTION INFORMATION
12 months ended 5/31/97

                                 Class A         Class B         Class M
------------------------------------------------------------------------------
Distributions (number)              1               1               1
------------------------------------------------------------------------------
Income                           $0.100         $0.017          $0.092
------------------------------------------------------------------------------
Capital gains
------------------------------------------------------------------------------
Long-term                         0.394          0.394           0.394
------------------------------------------------------------------------------
Short-term                        0.683          0.683           0.683
------------------------------------------------------------------------------
  Total                          $1.177         $1.094          $1.169
------------------------------------------------------------------------------
Share value:                  NAV     POP         NAV        NAV     POP
------------------------------------------------------------------------------
5/31/96                     $16.33  $17.33      $16.24     $16.29  $16.88
------------------------------------------------------------------------------
5/31/97                      18.76   19.90       18.59      18.62   19.30
------------------------------------------------------------------------------

TOTAL RETURN FOR PERIODS ENDED 6/30/97
(most recent calendar quarter)

                                Class A          Class B         Class M
                              NAV     POP      NAV    CDSC     NAV     POP
------------------------------------------------------------------------------
1 year                       30.01%  22.53%   29.09%  24.09%   29.34%  24.79%
------------------------------------------------------------------------------
3 years                     114.99  102.55   110.12  107.12   111.61  104.11
Annual average               29.06   26.53    28.08   27.47    28.38   26.85
------------------------------------------------------------------------------
Life of fund                162.02  146.96   154.45  151.45   156.59  147.71
Annual average               28.02   26.09    27.06   26.67    27.33   26.19
------------------------------------------------------------------------------


All returns assume reinvestment of distributions at NAV and represent past performance; they do not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost. Please see the preceding page for the method of performance calculation.

TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class M shares have a lower initial sales and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the maximum 5.75% sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B shares and assumes redemption at the end of the period. Your fund's CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies.

COMPARATIVE BENCHMARKS

Standard & Poor's 500 Index is an unmanaged list of common stocks that is frequently used as a general measure of stock market performance. The index assumes reinvestment of all distributions and does not take into account brokerage commissions or other costs. The fund's portfolio contains securities that do not match those in the index. It is not possible to invest directly in an index.

Consumer Price Index (CPI) is a commonly used measure of inflation; it does not represent an investment return.



Report of independent accountants
For the fiscal year ended May 31, 1997

To the Trustees and Shareholders of
Putnam Capital Appreciation Fund

We have audited the accompanying statement of assets and liabilities of Putnam Capital Appreciation Fund, including the portfolio of investments owned, as of May 31, 1997, and the related statement of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Putnam Capital Appreciation Fund as of May 31, 1997, the results of its operations for the year then ended and the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein, in conformity with generally accepted accounting principles.

                                                     Coopers & Lybrand L.L.P.
Boston, Massachusetts
July 9, 1997



Portfolio of investments owned
May 31, 1997


COMMON STOCKS (94.2%) *
NUMBER OF SHARES                                                                                       VALUE

Automotive (1.8%)
------------------------------------------------------------------------------------------------------------
         95,000  Bonded Motors, Inc. +                                                        $      890,625
        233,700  Echlin, Inc.                                                                      7,799,738
        205,000  Exide Corp.                                                                       4,484,375
        188,000  Ford Motor Co.                                                                    7,050,000
                                                                                              --------------
                                                                                                  20,224,738

Basic Industrial Products (4.3%)
------------------------------------------------------------------------------------------------------------
        140,000  Deere (John) & Co.                                                                7,157,500
        400,000  Owens-Illinois, Inc. +                                                           12,350,000
        184,000  Parker-Hannifin Corp.                                                             9,683,000
        255,000  Shorewood Packaging Corp. +                                                       5,163,750
        270,000  Sundstrand Corp.                                                                 13,432,500
                                                                                              --------------
                                                                                                  47,786,750

Building and Construction (0.5%)
------------------------------------------------------------------------------------------------------------
        119,000  Congoleum Corp. Class A +                                                         1,338,750
        195,800  Dayton Superior Corp. +                                                           2,447,500
        160,000  Southern Energy Homes, Inc. +                                                     1,780,000
                                                                                              --------------
                                                                                                   5,566,250

Business Equipment and Services (3.5%)
------------------------------------------------------------------------------------------------------------
        210,000  Adaptec, Inc. +                                                                   7,717,500
        100,000  Corrpro Cos., Inc. +                                                                862,500
        126,600  ErgoBilt, Inc. +                                                                    727,950
        180,000  Ikon Office Solutions, Inc.                                                       5,220,000
         79,300  JP Foodservice, Inc. +                                                            2,299,700
        105,000  Lazare Kaplan International, Inc. +                                               1,706,250
         67,400  Personnel Group of America, Inc. +                                                2,047,275
        130,000  PIA Merchandising Services, Inc. +                                                  715,000
         50,000  Pitney Bowes, Inc.                                                                3,512,500
        194,700  Unidigital, Inc. +                                                                1,070,850
         20,000  Western Digital Corp. +                                                           1,082,500
        167,800  Xerox Corp.                                                                      11,368,450
                                                                                              --------------
                                                                                                  38,330,475

Chemicals (1.6%)
------------------------------------------------------------------------------------------------------------
        157,000  Agrium, Inc. (Canada)                                                             2,119,500
        140,000  Applied Extrusion Technologies, Inc. +                                            1,645,000
        170,000  Carbide/Graphite Group, Inc. +                                                    4,250,000
         25,750  Ciba Specialty Chemicals 144A ADR (Switzerland) +                                 1,219,543
        113,000  MacDermid, Inc.                                                                   5,113,250
         70,000  Olin Corp.                                                                        2,870,000
                                                                                              --------------
                                                                                                  17,217,293

Computer Services and Software (5.9%)
------------------------------------------------------------------------------------------------------------
        350,000  4Front Software International, Inc. +                                             1,312,500
        240,000  Cabletron Systems, Inc. +                                                        10,560,000
        279,250  Computer Associates Intl., Inc.                                                  15,288,938
        395,100  DecisionOne Holdings Corp. +                                                      8,642,813
         33,100  En Pointe Technologies, Inc. +                                                      322,725
        268,700  Integrated Technology USA +                                                         386,256
         21,000  National Computer Systems Inc.                                                      530,250
        172,000  Pairgain Technologies, Inc. +                                                     3,590,500
         50,000  Parametric Technology Corp. +                                                     2,243,750
        158,000  Pomeroy Computer Resources, Inc. +                                                3,634,000
        103,170  Sterling Commerce, Inc. +                                                         3,430,403
         47,200  Sterling Software, Inc. +                                                         1,569,400
        318,000  Storage Technology Corp. +                                                       12,958,500
                                                                                              --------------
                                                                                                  64,470,035

Conglomerates (0.6%)
------------------------------------------------------------------------------------------------------------
        330,000  Ogden Corp.                                                                       6,435,000

Consumer Non Durables (7.7%)
------------------------------------------------------------------------------------------------------------
        388,000  American Pad & Paper Co. +                                                        7,178,000
        146,000  Dimon Inc.                                                                        3,376,250
        200,000  Donnkenny, Inc. +                                                                   825,000
        140,000  Kellwood Co.                                                                      3,675,000
        203,600  Kimberly-Clark Corp.                                                             10,205,450
        140,000  Galoob Toys, Inc. +                                                               2,520,000
         70,000  Newell Co.                                                                        2,677,500
         19,800  Nu Skin Asia Pacific Inc. Class A +                                                 529,650
         60,000  OroAmerica, Inc. +                                                                  288,750
        177,000  Philip Morris Cos., Inc.                                                          7,788,000
        200,000  Quaker Fabric Corp. +                                                             3,175,000
         48,100  Revlon, Inc. Class A +                                                            1,960,075
        174,000  RJR Nabisco Holdings Corp.                                                        5,633,250
        110,000  Samsonite Corp. +                                                                 4,936,250
        173,955  Standard Commercial Corp. +                                                       2,935,497
        110,000  Styling Technology Corp. +                                                        1,182,500
        180,000  Swisher International Group Inc. Class A +                                        3,285,000
        133,700  Toy Biz, Inc. +                                                                   1,186,588
        390,000  Tupperware Corp.                                                                 14,137,500
        164,000  Ultrafem, Inc. +                                                                  2,460,000
        126,050  Wesley Jessen VisionCare, Inc. +                                                  2,111,338
         59,000  Westpoint Stevens, Inc. +                                                         2,234,625
                                                                                              --------------
                                                                                                  84,301,223

Consumer Related (0.9%)
------------------------------------------------------------------------------------------------------------
        165,000  Adidas AG 144A (Germany)                                                          8,733,450

Consumer Services (2.1%)
------------------------------------------------------------------------------------------------------------
        127,500  Avis Europe PLC 144A ADR (United Kingdom) +                                       2,741,250
        134,000  CUC International, Inc. +                                                         3,082,000
         77,400  Hertz Corp. Class A +                                                             2,650,950
         55,500  Hillenbrand Industries, Inc.                                                      2,615,438
         94,200  Norwood Promotional Products, Inc. +                                              1,377,675
        105,000  Planet Hollywood International, Inc. Class A +                                    2,080,313
         79,000  Service Corp. International                                                       2,784,750
         42,500  Sight Resource Corp. +                                                              164,688
        100,000  Steiner Leisure Ltd. +                                                            2,800,000
        100,000  Young Broadcasting Corp. Class A +                                                2,687,500
                                                                                              --------------
                                                                                                  22,984,564

Education Services (--%)
------------------------------------------------------------------------------------------------------------
         30,000  Youth Services International, Inc. +                                                416,250

Electronics and Electrical Equipment (3.7%)
------------------------------------------------------------------------------------------------------------
        136,500  Bell Microproducts, Inc. +                                                        1,501,500
          7,300  Benchmark Electronics, Inc. +                                                       256,413
        119,000  CHS Electronics, Inc. +                                                           2,960,125
        300,000  General Electric Co.                                                             18,112,500
        170,000  JPM Co. +                                                                         5,270,000
        442,200  Pioneer-Standard Electronics, Inc.                                                5,472,225
         15,000  Semtech Corp. +                                                                     470,625
        241,500  Vishay Intertechnology, Inc.                                                      7,094,063
                                                                                              --------------
                                                                                                  41,137,451

Energy-Related (4.2%)
------------------------------------------------------------------------------------------------------------
         43,050  American Oilfield Divers Inc. +                                                     489,694
         70,000  Baker Hughes Inc.                                                                 2,625,000
        500,000  Calpine Corp. +                                                                  10,250,000
        100,000  Companie Generale de Geophysique, S.A. ADR
                   (France) +                                                                      1,637,500
         68,500  Core Laboratories N.V. +                                                          1,592,625
        255,000  MAPCO, Inc.                                                                       8,096,250
         80,900  Dailey Petroleum Services Corp. +                                                   535,963
         68,100  Dawson Production Services, Inc. +                                                  766,125
         62,000  Enron Global Power & Pipelines                                                    2,046,000
        100,000  Falcon Drilling Co., Inc. +                                                       4,587,500
        180,000  Newpark Resources, Inc. +                                                         9,450,000
         70,000  Precision Drilling Corp. (Canada) +                                               3,132,500
         93,500  U. S. Energy Systems, Inc. +                                                        362,313
         40,000  Veritas DGC Inc. +                                                                  830,000
                                                                                              --------------
                                                                                                  46,401,470

Entertainment (0.9%)
------------------------------------------------------------------------------------------------------------
        115,282  Disney (Walt) Productions, Inc.                                                   9,438,714

Environmental Control (2.7%)
------------------------------------------------------------------------------------------------------------
        212,000  Commodore Applied Technologies, Inc. +                                            1,298,500
        140,700  Commodore Separation Technologies, Inc. +                                           422,100
        660,000  Philip Services Corp. (Canada) +                                                  9,652,500
        290,000  USA Waste Services, Inc. +                                                       10,512,500
        220,000  Waste Management, Inc.                                                            6,985,000
         69,900  Wheelabrator Technologies, Inc.                                                     899,963
                                                                                              --------------
                                                                                                  29,770,563

Food and Beverages (3.2%)
------------------------------------------------------------------------------------------------------------
        230,000  Chiquita Brands International, Inc.                                               3,536,250
        160,000  Dole Food Co.                                                                     6,800,000
        294,000  IBP, Inc.                                                                         6,909,000
        282,000  PepsiCo, Inc.                                                                    10,363,500
        200,000  Sara Lee Corp.                                                                    8,175,000
                                                                                              --------------
                                                                                                  35,783,750

Health Care (2.7%)
------------------------------------------------------------------------------------------------------------
         48,000  Beckman Instruments, Inc.                                                         2,238,000
        520,000  Community Care of America, Inc. +                                                 1,787,500
        653,900  Complete Management, Inc. +                                                       8,337,225
        255,000  Epitope, Inc. +                                                                   2,231,250
        162,500  Foundation Health Systems, Inc. Class A +                                         4,854,688
        285,000  MedPartners, Inc. +                                                               5,415,000
         76,000  Oxford Health Plans Inc. +                                                        5,358,000
                                                                                              --------------
                                                                                                  30,221,663

Insurance and Finance (12.1%)
------------------------------------------------------------------------------------------------------------
        128,000  American Express Co.                                                              8,896,000
        185,600  Banco BHIF ADR (Chile)                                                            3,874,400
        310,000  Banco de A. Edwards ADR (Chile)                                                   6,471,250
        200,200  Banco De Galicia y Buenos Aires ADR Class B,
                   (Argentina)                                                                     5,255,250
         65,000  BankAmerica Corp.                                                                 7,596,875
         56,000  BankBoston Corp.                                                                  4,088,000
         36,300  BHC Financial, Inc.                                                               1,252,350
        208,000  Chase Manhattan Corp.                                                            19,656,000
         40,000  Citicorp                                                                          4,575,000
        300,730  Conseco Inc.                                                                      4,669,120
         35,100  Emergent Group, Inc. +                                                              390,488
         80,000  Federal National Mortgage Association                                             3,490,000
        157,000  Fremont General Corp.                                                             5,514,625
         65,400  GCR Holdings, Ltd.                                                                1,749,450
         65,400  Granite Financial, Inc. +                                                           588,600
        110,000  Harrington Financial Group, Inc.                                                  1,292,500
        173,600  Hartford Life, Inc. Class A +                                                     5,815,600
        133,600  Homeside, Inc. +                                                                  2,388,100
        268,400  Long Beach Financial Corp. +                                                      2,147,200
         30,500  Merrill Lynch & Co., Inc.                                                         3,233,000
         27,000  Morgan Stanley Group, Inc.                                                        1,822,500
          5,000  National Australia Bank, Ltd. ADR (Australia)                                       357,500
         54,400  National Auto Finance Co., Inc. +                                                   401,200
         40,000  NationsBank Corp.                                                                 2,355,000
         80,000  Nationwide Financial Services, Inc. Class A +                                     2,250,000
        260,000  Pioneer Financial Services, Inc.                                                  7,312,500
         54,650  Preferred Employers Holdings, Inc. +                                                382,550
        100,000  Reliance Group Holdings, Inc.                                                     1,225,000
         35,700  Rockford Industries, Inc. +                                                         240,975
        142,000  Symons International Group, Inc. +                                                2,112,250
         86,000  The PMI Group, Inc.                                                               4,719,250
        164,811  Titan Holdings, Inc.                                                              3,172,612
        146,800  Ugly Duckling Corp. +                                                             2,422,200
         82,850  Uniao de Bancos Brasileiros S.A. (Unibanco)
                   GDR (Brazil) +                                                                  2,858,325
         62,512  Union Acceptance Corp. Class A +                                                    550,887
        210,400  UnionAmerica Holdings PLC ADR (United Kingdom)                                    3,471,600
        116,000  United Asset Management Corp.                                                     3,233,500
          4,000  Wells Fargo & Co.                                                                 1,054,000
         50,000  Wilshire Financial Services Group, Inc. +                                           775,000
                                                                                              --------------
                                                                                                 133,660,657

Metals and Mining (3.0%)
------------------------------------------------------------------------------------------------------------
        113,000  Freeport-McMoRan Copper & Gold Co., Inc. Class B                                  3,291,125
         74,900  Minerals Technologies, Inc.                                                       2,958,550
        523,500  RMI Titanium Co. +                                                               12,171,375
         50,000  Southern Peru Copper Corp. (Peru)                                                   975,000
        236,300  Titanium Metals Corp. +                                                           7,177,613
        260,000  Zeigler Coal Holding Co.                                                          6,045,000
                                                                                              --------------
                                                                                                  32,618,663

Oil and Gas (1.8%)
------------------------------------------------------------------------------------------------------------
        750,000  Arakis Energy Corp. +                                                             2,859,375
        144,200  Fortune Petroleum Corp. +                                                           297,413
         91,080  Pride Petroleum Services, Inc. +                                                  2,026,530
         78,000  Seitel, Inc. +                                                                    2,895,750
        100,000  Southern Mineral Corp. +                                                            475,000
        180,000  TransTexas Gas Corp. +                                                            2,970,000
        250,000  Ultramar Diamond Shamrock Corp.                                                   8,250,000
                                                                                              --------------
                                                                                                  19,774,068

Pharmaceuticals (6.8%)
------------------------------------------------------------------------------------------------------------
        533,332  Astra AB ADR Class A (Sweden)                                                     8,733,312
        102,500  Euromed, Inc. +                                                                      70,469
        470,000  ICN Pharmaceuticals, Inc.                                                        10,163,750
         82,000  Lilly (Eli) & Co.                                                                 7,626,000
         61,200  Maxim Pharmaceuticals, Inc. +                                                       581,400
         90,000  Pfizer, Inc.                                                                      9,258,750
        300,000  Pharmacia & Upjohn, Inc.                                                         10,387,500
         93,000  Procept, Inc. +                                                                      52,313
         86,000  Schering-Plough Corp.                                                             7,804,500
        200,000  Warner-Lambert Co.                                                               20,150,000
                                                                                              --------------
                                                                                                  74,827,994

Photography (0.9%)
------------------------------------------------------------------------------------------------------------
        125,000  Eastman Kodak Co.                                                                10,359,375

Publishing (0.2%)
------------------------------------------------------------------------------------------------------------
        176,000  Journal Register Co. +                                                            2,662,000

Real Estate (6.9%)
------------------------------------------------------------------------------------------------------------
        296,000  Alexander Haagen Properties, Inc. (R)                                             4,144,000
         64,400  Alexandria Real Estate Equities, Inc. (R)+                                        1,416,800
        170,000  Apartment Investment & Management Co.
                   Class A (R)                                                                     4,738,750
        184,900  Burnham Pacific Properties, Inc. (R)                                              2,449,925
        184,000  Capstone Capital Trust, Inc. (R)                                                  4,186,000
        135,700  Commercial Net Lease Realty Inc. (R)                                              2,035,500
        385,000  Cornerstone Properties, Inc. (R)                                                  5,823,125
        242,900  CRIIMI MAE, Inc. (R)                                                              3,977,488
        240,000  CWM Mortgage Holdings, Inc. (R)                                                   5,010,000
        144,600  Equity Inns, Inc. (R)                                                             1,897,875
        100,000  First Industrial Realty Trust, Inc. (R)                                           2,950,000
         65,000  First Washington Realty Trust, Inc. (R)                                           1,551,875
        200,000  Fortress Group, Inc.                                                              1,075,000
        136,700  Glenborough Realty Trust, Inc.                                                    2,973,225
        120,000  Healthcare Realty Trust, Inc. (R)                                                 3,120,000
        134,000  Horizon Group Inc. (R)                                                            1,742,000
        264,000  Innkeepers USA Trust (R)                                                          3,696,000
        105,300  Malan Realty Investors, Inc. (R)                                                  1,842,750
         64,000  Millennium & Copthorne Hotels PLC 144A ADR
                   (United Kingdom)                                                                1,632,000
        122,200  Mills Corp. (R)                                                                   3,100,825
         55,000  National Health Investors, Inc. (R)                                               2,076,250
        205,000  Nursing Home Properties PLC (United Kingdom)                                        396,595
         40,000  Omega Healthcare Investors, Inc. (R)                                              1,310,000
        262,000  Prime Retail, Inc. (R)                                                            3,307,750
         62,500  Public Storage, Inc. (R)                                                          1,664,063
         15,000  Regency Realty Corp. (R)                                                            395,625
        183,000  RFS Hotel Investors, Inc. (R)                                                     3,408,375
        130,000  Sizeler Property Investments, Inc. (R)                                            1,316,250
         25,000  Town & Country Trust (R)                                                            371,875
         20,000  Walden Residential Props, Inc. (R)                                                  475,000
         30,000  Wellsford Residential Property Trust (R)                                            971,250
        113,900  Winston Hotels (R)                                                                1,494,938
                                                                                              --------------
                                                                                                  76,551,109

Recreation (0.5%)
------------------------------------------------------------------------------------------------------------
        100,000  RockShox, Inc. +                                                                  1,450,000
        130,000  Royal Caribbean Cruises Ltd.                                                      4,533,750
                                                                                              --------------
                                                                                                   5,983,750

Retail (7.9%)
------------------------------------------------------------------------------------------------------------
        171,000  Claire's Stores, Inc.                                                             3,291,750
        207,800  Club Monaco Inc. 144A (Canada) +                                                  1,826,515
        131,000  Cole National Corp. Class A +                                                     4,961,625
         73,000  Cost Plus, Inc. +                                                                 1,669,875
         92,500  Dollar General Corp.                                                              3,110,313
        239,000  Duckwall-Alco Stores, Inc. +                                                      2,987,500
        100,000  Fabri-Centers of America Class A +                                                2,350,000
        147,000  InterTAN, Inc. +                                                                    551,250
        280,000  Intimate Brands, Inc.                                                             5,985,000
        172,041  Limited, Inc. (The)                                                               3,483,830
        173,600  Lowe's Cos., Inc.                                                                 6,835,500
        240,000  Mac Frugals Bargains Close-Outs, Inc. +                                           7,140,000
         60,000  99 Cents Only Stores +                                                            1,515,000
        200,000  Officemax, Inc. +                                                                 2,775,000
        257,200  Pier 1 Imports, Inc.                                                              5,754,850
        252,000  Quality Food Centers, Inc. +                                                      9,576,000
        359,400  Rite Aid Corp.                                                                   16,712,100
         46,900  Stage Stores, Inc. +                                                                946,794
         50,000  Tiffany & Co.                                                                     2,318,750
         45,000  Waban, Inc. +                                                                     1,366,875
        476,000  West Coast Entertainment Corp. +                                                  2,380,000
                                                                                              --------------
                                                                                                  87,538,527

Specialty Consumer Products (0.6%)
------------------------------------------------------------------------------------------------------------
         95,000  Gucci Group (Italy)                                                               6,626,250

Telecommunications (0.5%)
------------------------------------------------------------------------------------------------------------
         74,000  Ascend Communications, Inc. +                                                     4,125,500
         62,300  Inter-Tel, Inc. +                                                                   973,438
        266,700  PhoneTel Technologies, Inc. +                                                       866,775
                                                                                              --------------
                                                                                                   5,965,713

Transportation (4.6%)
------------------------------------------------------------------------------------------------------------
        115,000  Airborne Freight Corp.                                                            4,398,750
        236,000  AirNet Systems, Inc. +                                                            3,982,500
         72,500  Aramex International Ltd. +                                                         652,500
        250,000  MIF Ltd. (Norway) +                                                               3,757,339
        100,000  Northwest Airlines Corp. Class A +                                                4,137,500
        140,000  Pittston Brink's Group                                                            4,375,000
        268,000  Pittston Burlington Group                                                         6,901,000
         25,000  Ryanair Holdings, PLC ADR (Ireland) +                                               618,750
         86,000  Sea Containers, Ltd. Class A                                                      1,720,000
         91,400  Simon Transportation Services, Inc. +                                             1,690,900
        314,600  Stolt-Nielsen S.A. ADR                                                            5,741,450
         53,400  Swift Transportation Co., Inc. +                                                  1,722,150
        230,900  The Cronos Group +                                                                1,269,950
         97,000  Transport Corp. of America +                                                      1,309,500
        220,400  Tranz Rail Holdings Ltd. ADR (New Zealand)                                        3,829,450
      1,539,337  Ugland International Holdings PLC
                   (United Kingdom) +                                                              2,018,994
        100,000  USFreightways Corp.                                                               2,425,000
                                                                                              --------------
                                                                                                  50,550,733

Utilities (2.1%)
------------------------------------------------------------------------------------------------------------
        120,000  Baltimore Gas & Electric Co.                                                      3,150,000
         75,000  GTE Corp.                                                                         3,309,375
        153,000  Pacific Enterprises                                                               5,010,750
        237,100  Sprint Corp.                                                                     11,588,263
                                                                                              --------------
                                                                                                  23,058,388
                                                                                              --------------
                 Total Common Stocks (cost $875,390,105)                                      $1,039,396,866


CONVERTIBLE PREFERRED STOCKS (1.0%) *
NUMBER OF SHARES                                                                                       VALUE
------------------------------------------------------------------------------------------------------------
         56,300  Commodore Separation Technologies, Inc. 10% cv. pfd.                         $      464,475
         16,400  Continental Airlines 144A $4.25 cv. pfd.                                          1,289,450
             30  Credit Depot Corp. $9.00 cv. pfd.                                                   213,281
         29,800  CRIIMI MAE Inc. Ser. B, $2.719 cv. pfd.                                           1,110,050
        259,000  National Australia Bank Ltd. $1.969 cv. pfd.                                      6,993,000
          8,000  Service Corp. $3.125 cv. pfd.                                                       912,000
                                                                                              --------------
                 Total Convertible Preferred Stocks (cost $9,950,368)                         $   10,982,256

CONVERTIBLE BONDS AND NOTES (1.0%) *
PRINCIPAL AMOUNT                                                                                       VALUE
------------------------------------------------------------------------------------------------------------
     $  875,000  Complete Management, Inc. cv. sub. deb. 8s, 2003                             $      831,250
        500,000  Emerson Radio Corp. 144A cv. sr. sub. deb
                   8 1/2s, 2002                                                                      195,000
      3,850,000  HMT Technology Corp. 144A cv. sub. notes
                   5 3/4s, 2004                                                                    3,339,875
        500,000  Omega Healthcare Investors, Inc. cv. sub. deb.
                   8 1/2s, 2001                                                                      571,250
        465,000  Pioneer Financial Services, Inc. cv. sub. notes
                   6 1/2s, 2003                                                                      705,056
      3,300,000  USA Waste Services, Inc. cv. sub. notes 4s, 2002                                  3,432,000
      1,200,000  Youth Services International, Inc. cv. sub. deb. 7s, 2006                         1,476,000
                                                                                              --------------
                 Total Convertible Bonds and Notes
                   (cost $10,655,000)                                                         $   10,550,431


WARRANTS (0.01%) * +                                                          EXPIRATION
NUMBER OF WARRANTS                                                              DATE/                  VALUE
------------------------------------------------------------------------------------------------------------
        166,000  Commodore Applied Technology                                  06/28/01       $      269,750
        190,000  Commodore Separation Technology, Inc.                         04/03/02              190,000
        151,700  Integrated Technology USA                                     10/02/00               18,963
         13,000  Maxim Pharmaceuticals, Inc.                                   07/10/01               26,000
         88,500  U. S. Energy Systems, Inc.                                    12/02/01               99,549
                                                                                              --------------
                 Total Warrants (cost $60,920)                                                $      604,262

SHORT-TERM INVESTMENT (3.6%) * (cost $39,569,131)
PRINCIPAL AMOUNT                                                                                       VALUE
------------------------------------------------------------------------------------------------------------
   $39,557,000   Interest in $386,564,000 joint repurchase agreement
                   dated May 30, 1997, with UBS Securities due
                   June 2, 1997 with respect various U.S. Treasury
                   obligations -- maturity value of $39,575,196
                   for an effective yield of 5.52%                                            $   39,569,131
------------------------------------------------------------------------------------------------------------
                 Total Investments (cost $935,625,524) ***                                    $1,101,102,946
------------------------------------------------------------------------------------------------------------

*   Percentages indicated are based on net assets of $1,103,581,248.

*** The aggregate identified cost on a tax basis is $935,673,384, resulting in gross unrealized appreciation and depreciation of $189,309,918 and $23,880,356, respectively, or net unrealized appreciation of
    $165,429,562.

+   Non-income-producing security.

(R) Real Estate Investment Trust.

   144A after the name of a security represents those exempt from registration under Rule 144A of the
   Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

   ADR, or GDR after the name of a foreign holding stands for American Depository Receipts, or Global
   Depository Receipts, respectively, representing ownership of foreign securities on deposit with a domestic custodian bank.

   The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
May 31,1997

Assets
---------------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $935,625,524) (Note 1)                                              $1,101,102,946
---------------------------------------------------------------------------------------------------
Cash                                                                                      1,157,520
---------------------------------------------------------------------------------------------------
Dividends, interest and other receivables                                                 1,220,434
---------------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                   10,444,155
---------------------------------------------------------------------------------------------------
Receivable for securities sold                                                            7,818,117
---------------------------------------------------------------------------------------------------
Unamortized organization expenses (Note 1)                                                    4,027
---------------------------------------------------------------------------------------------------
Total assets                                                                          1,121,747,199

Liabilities
---------------------------------------------------------------------------------------------------
Payable for securities purchased                                                         14,418,511
---------------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                                1,185,143
---------------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                              1,411,785
---------------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                                  222,880
---------------------------------------------------------------------------------------------------
Payable for compensation of  Trustees (Note 2)                                                9,026
---------------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                                  2,117
---------------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                      663,344
---------------------------------------------------------------------------------------------------
Other accrued expenses                                                                      253,145
---------------------------------------------------------------------------------------------------
Total liabilities                                                                        18,165,951
---------------------------------------------------------------------------------------------------
Net assets                                                                           $1,103,581,248

Represented by
---------------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                      $  913,689,920
---------------------------------------------------------------------------------------------------
Undistributed net investment income (Note 1)                                              1,048,441
---------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments (Note 1)                                    23,365,465
---------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                              165,477,422
---------------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                           $1,103,581,248

Computation of net asset value and offering price
---------------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($525,803,527 divided by 28,030,818 shares)                                                  $18.76
---------------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $18.76)*                                      $19.90
---------------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($543,014,871 divided by 29,213,313 shares)**                                                $18.59
---------------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($34,762,850 divided by 1,867,102 shares)                                                    $18.62
---------------------------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $18.62)*                                      $19.30
---------------------------------------------------------------------------------------------------

*  On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charges.

The accompanying notes are an integral part of these financial statements.





Statement of operations
Year ended May 31,1997

Investment income:
--------------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $376,921)                                            $  8,743,546
--------------------------------------------------------------------------------------------------
Interest                                                                                 2,448,439
--------------------------------------------------------------------------------------------------
Total investment income                                                                 11,191,985

Expenses:
--------------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                         3,625,121
--------------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                           1,277,296
--------------------------------------------------------------------------------------------------
Compensation of  Trustees (Note 2)                                                          23,871
--------------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                            10,936
--------------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                      724,515
--------------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                    2,742,862
--------------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                       97,788
--------------------------------------------------------------------------------------------------
Amortization of organization expenses (Note 1)                                               3,418
--------------------------------------------------------------------------------------------------
Reports to shareholders                                                                     87,923
--------------------------------------------------------------------------------------------------
Registration fees                                                                          226,086
--------------------------------------------------------------------------------------------------
Auditing                                                                                    27,886
--------------------------------------------------------------------------------------------------
Legal                                                                                       14,715
--------------------------------------------------------------------------------------------------
Postage                                                                                    182,953
--------------------------------------------------------------------------------------------------
Other                                                                                       47,961
--------------------------------------------------------------------------------------------------
Total expenses                                                                           9,093,331
--------------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                                (276,154)
--------------------------------------------------------------------------------------------------
Net expenses                                                                             8,817,177
--------------------------------------------------------------------------------------------------
Net investment income                                                                    2,374,808
--------------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)
(including realized gain of $38,184 on sales of investments in affiliated issuer        33,732,900
--------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments during the year                              99,347,566
--------------------------------------------------------------------------------------------------
Net gain on investments                                                                133,080,466
--------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                  $ 135,455,274
--------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets

                                                                                                Year ended May 31
                                                                                           -------------------------
                                                                                            1997               1996
----------------------------------------------------------------------------------------------------------------------
Increase in net assets
----------------------------------------------------------------------------------------------------------------------
Operations:
----------------------------------------------------------------------------------------------------------------------
Net investment income                                                                $    2,374,808       $  1,691,768
----------------------------------------------------------------------------------------------------------------------
Net realized gain on investments                                                         33,732,900         26,670,081
----------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                               99,347,566         49,972,462
----------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                    135,455,274         78,334,311
----------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
----------------------------------------------------------------------------------------------------------------------
  From net investment income
    Class A                                                                              (1,521,434)        (1,132,760)
----------------------------------------------------------------------------------------------------------------------
    Class B                                                                                (239,310)          (407,457)
----------------------------------------------------------------------------------------------------------------------
    Class M                                                                                 (61,582)                --
----------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments
    Class A                                                                             (16,388,552)        (2,552,443)
----------------------------------------------------------------------------------------------------------------------
    Class B                                                                             (15,162,496)        (2,295,863)
----------------------------------------------------------------------------------------------------------------------
    Class M                                                                                (720,914)                --
----------------------------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                                       672,969,276         63,788,075
----------------------------------------------------------------------------------------------------------------------
Total increase in net assets                                                            774,330,262        135,733,863

Net assets
----------------------------------------------------------------------------------------------------------------------
Beginning of year                                                                       329,250,986        193,517,123
----------------------------------------------------------------------------------------------------------------------
End of year (including undistributed net investment
income of $1,048,441 and $881,963, respectively)                                     $1,103,581,248       $329,250,986
----------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Financial highlights
(For a share outstanding throughout the period)

CLASS A
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                                For the period
Per-share                                                                                                        Aug. 5, 1993+
operating performance                                                         Year ended May 21                    to May 31
----------------------------------------------------------------------------------------------------------------------------------
                                                                    1997             1996             1995             1994
----------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                $16.33           $12.24           $10.74            $8.53
----------------------------------------------------------------------------------------------------------------------------------
Investment operations
----------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                 .13 (d)          .14              .06 (e)          .07 (d)(e)
----------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                                  3.48             4.37             1.59             2.27
----------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                3.61             4.51             1.65             2.34
----------------------------------------------------------------------------------------------------------------------------------
Less distributions:
----------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                    (.10)            (.13)            (.03)            (.04)
----------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                      (1.08)            (.29)            (.10)            (.09)
----------------------------------------------------------------------------------------------------------------------------------
In excess of realized
gain on investments                                                    --               --             (.02)              --
----------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                 (1.18)            (.42)            (.15)            (.13)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                      $18.76           $16.33           $12.24           $10.74
----------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
----------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                                           22.91            37.57            15.61            27.58 *
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                   $525,804         $173,321         $103,555           $3,062
----------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                                            1.20             1.29             1.13 (e)          .78 *(e)
----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                             .79             1.05             1.89 (e)          .73 *(e)
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                              38.35            76.68            15.32           102.99 *
----------------------------------------------------------------------------------------------------------------------------------
Average commission
rate paid (c)                                                      $.0473
----------------------------------------------------------------------------------------------------------------------------------

+   Commencement of operations.

*   Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the year ended May 31, 1996 and thereafter, includes amounts paid through expense offset arrangements. Prior periods exclude these amounts.
    (Note 2)

(c) Average commission rate paid on security trades is required for fiscal periods beginning on or after
    September 1, 1995.

(d) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(e) Reflects an expense limitation in effect during the period. As a result of these limitaitons, expenses of the fund for the period ended May 31, 1994 reflect a reduction of $0.11 per share. For the period ended May 31, 1995 the reduction was less that $0.01 per share for both class A and class B.






Financial highlights
(For a share outstanding throughout the period)

CLASS B
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                 For the period
Per-share                                                                                                         Nov. 2, 1994+
operating performance                                                                    Year ended May 31          to May 31
------------------------------------------------------------------------------------------------------------------------------------
                                                                                       1997             1996             1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                  $16.24           $12.19           $11.08
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                    -- (d)          .04              .06 (e)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                                                    3.45             4.35             1.20
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                  3.45             4.39             1.26
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                                      (.02)            (.05)            (.03)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                                        (1.08)            (.29)            (.10)
------------------------------------------------------------------------------------------------------------------------------------
In excess of realized
gain on investments                                                                      --               --             (.02)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                   (1.10)            (.34)            (.15)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                        $18.59           $16.24           $12.19
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                                                             21.95            36.62            11.55 *
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                     $543,015         $153,905          $89,962
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                                                              1.95             2.05             1.12 *(e)
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                                               .03              .30              .65 *(e)
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                38.35            76.68            15.32
------------------------------------------------------------------------------------------------------------------------------------
Average commission
rate paid (c)                                                                        $.0473
------------------------------------------------------------------------------------------------------------------------------------

+   Commencement of operations.

*   Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the year ended May 31, 1996 and thereafter, includes amounts paid through expense offset arrangements. Prior periods exclude these amounts.
    (Note 2)

(c) Average commission rate paid on security trades is required for fiscal periods beginning on or after
    September 1, 1995.

(d) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(e) Reflects an expense limitation in effect during the period. As a result of these limitaitons, expenses of the fund for the period ended May 31, 1994 reflect a reduction of $0.11 per share. For the period ended May 31, 1995 the reduction was less that $0.01 per share for both class A and class B.





Financial highlights
(For a share outstanding throughout the period)

CLASS M
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                  For the period
Per-share                                                                                         Year ended      Jan. 22, 1996+
operating performance                                                                                 May 31        to May 31
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                        1997             1996
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                                   $16.29           $13.84
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                    .04 (d)          .02 (d)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                                                                     3.46             2.43
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                                   3.50             2.45
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                                                       (.09)              --
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                                                         (1.08)              --
------------------------------------------------------------------------------------------------------------------------------------
In excess of realized
gain on investments                                                                                       --               --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                                    (1.17)              --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                                         $18.62           $16.29
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                                                                              22.28            17.70 *
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                                       $34,763           $2,025
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                                                                               1.70              .66 *
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                                                                .23              .16 *
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                                 38.35            76.68
------------------------------------------------------------------------------------------------------------------------------------
Average commission
rate paid (c)                                                                                         $.0473
------------------------------------------------------------------------------------------------------------------------------------

+   Commencement of operations.

*   Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the year ended May 31, 1996 and thereafter, includes amounts paid through expense offset arrangements. Prior periods exclude these amounts.
    (Note 2)

(c) Average commission rate paid on security trades is required for fiscal periods beginning on or after
    September 1, 1995.

(d) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(e) Reflects an expense limitation in effect during the period. As a result of these limitaitons, expenses of the fund for the period ended May 31, 1994 reflect a reduction of $0.11 per share. For the period ended May 31, 1995 the reduction was less that $0.01 per share for both class A and class B.




Notes to financial statements
May 31, 1997

Note 1
Significant accounting policies

Putnam Capital Appreciation Fund (the "fund") is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The fund seeks capital appreciation by investing primarily in common stocks that offer potential for capital appreciation. Current income is only an incidental consideration in selecting investments for the fund.

The fund offers class A, class B and class M shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge, but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class M shares are sold with a maximum front-end sales charge of 3.50% and pay an ongoing distribution fee that is lower than class B shares and higher than class A shares.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if the fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price, or, if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost which approximates market, and other investments are stated at fair value following procedures approved by the Trustees. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the current exchange.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, Inc. ("Putnam Management"), the fund's Manager, a wholly-owned subsidiary of Putnam Investments, Inc.. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such fluctuations are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

F) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

G) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

These differences include treatment of losses on wash sale transactions, organizational expenses, and non-taxable dividends. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. For the year ended May 31, 1997, the fund reclassified $386,004 to decrease undistributed net investment income and $269,915 to increase paid-in-capital, with an increase to accumulated net realized gain on investments of $116,089. The calculation of net investment income per share in the financial highlights table excludes these adjustments.

H) Unamortized organization expenses Expenses incurred by the fund in connection with its organization, its registration with the Securities and Exchange Commission and with various states and the initial public offering of its shares were $17,091. These expenses are being amortized on a straight-line basis over a five-year period.

Note 2
Management fee, administrative services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.65% of the first $500 million of average net assets, 0.55% of the next $500 million, 0.50% of the next $500 million, and 0.45% of the next $5 billion, 0.425% of the next $5 billion, 0.405% of the next $5 billion, 0.39% of the next $5 billion, and 0.38% thereafter. Prior to September 20, 1996, any amount over $1.5 billion was paid at a rate of 0.45%.

The fund reimburses Putnam Management for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam Fiduciary Trust Company (PFTC), a wholly-owned subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the year ended May 31, 1997, fund expenses were reduced by $276,154 under expense offset arrangements with PFTC and brokerage service arrangements. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Trustees of the fund receive an annual Trustees fee of $1,010 and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in certain Putnam funds until distribution in accordance with the Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments Inc., for services providedit in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Mutual Funds Corp. at an annual rate up to 0.35%, 1.00% and 1.00% of the average net assets attributable to class A, class B and class M shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 1.00% and 0.75% of the average net assets attributable to class A, class B and class M shares respectively.

For the year ended May 31, 1997, Putnam Mutual Funds Corp., acting as underwriter received net commissions of $1,037,343 and $61,234 from the sale of class A and class M shares, respectively and $284,898 in contingent deferred sales charges from redemptions of class B shares. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the year ended May 31, 1997, Putnam Mutual Funds Corp., acting as underwriter received $8,123 on class A redemptions.

Note 3
Purchase and sales of securities

During the year ended May 31, 1997, purchases and sales of investment securities other than short-term investments aggregated $824,596,964 and $210,528,069, respectively. There were no purchases and sales of U.S. government obligations. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Note 4
Capital shares

At May 31, 1997, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                            Year ended
                                           May 31, 1997
------------------------------------------------------------
Class A                              Shares           Amount
------------------------------------------------------------
Shares sold                      23,315,457     $404,430,001
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                     1,018,535       17,152,092
------------------------------------------------------------
                                 24,333,992      421,582,093

Shares
repurchased                      (6,913,708)    (119,517,927)
------------------------------------------------------------
Net increase                     17,420,284     $302,064,166
------------------------------------------------------------

                                            Year ended
                                           May 31, 1996
------------------------------------------------------------
Class A                              Shares           Amount
------------------------------------------------------------
Shares sold                       3,976,974     $ 57,497,542
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                       261,712        3,554,184
------------------------------------------------------------
                                  4,238,686       61,051,726

Shares
repurchased                      (2,090,445)     (29,527,440)
------------------------------------------------------------
Net increase                      2,148,241     $ 31,524,286
------------------------------------------------------------

                                            Year ended
                                           May 31, 1997
------------------------------------------------------------
Class B                              Shares           Amount
------------------------------------------------------------
Shares sold                      24,600,044     $424,156,560
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                       875,491       14,655,764
------------------------------------------------------------
                                 25,475,535      438,812,324

Shares
repurchased                      (5,740,119)     (98,010,754)
------------------------------------------------------------
Net increase                     19,735,416     $340,801,570
------------------------------------------------------------

                                            Year ended
                                           May 31, 1996
------------------------------------------------------------
Class B                              Shares           Amount
------------------------------------------------------------
Shares sold                       3,190,077     $ 45,830,333
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                       190,587        2,580,381
------------------------------------------------------------
                                  3,380,664       48,410,714

Shares
repurchased                      (1,284,596)     (18,077,077)
------------------------------------------------------------
Net increase                      2,096,068     $ 30,333,637
------------------------------------------------------------

                                            Year ended
                                           May 31, 1997
------------------------------------------------------------
Class M                              Shares           Amount
------------------------------------------------------------
Shares sold                       2,002,905     $ 34,599,182
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                        44,736          749,320
------------------------------------------------------------
                                  2,047,641       35,348,502

Shares
repurchased                        (304,855)      (5,244,962)
------------------------------------------------------------
Net increase                      1,742,786     $ 30,103,540
------------------------------------------------------------

                                          For the period
                                         January 22, 1996
                                         (commencement of
                                          operations) to
                                           May 31, 1996
------------------------------------------------------------
Class M                              Shares           Amount
------------------------------------------------------------
Shares sold                         158,457     $  2,440,937
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                           --                --
------------------------------------------------------------
                                    158,457        2,440,937

Shares
repurchased                         (34,141)        (510,785)
------------------------------------------------------------
Net increase                        124,316     $  1,930,152
------------------------------------------------------------

Note 5
Transactions with Certain Companies

Transactions during the year with companies in which the fund owns at least 5% of the voting securities were as follows:

                                Purchase     Sales    Dividend    Market
Name of Affiliates               cost         cost     Income     Value
-------------------------------------------------------------------------
Community Care of America     $1,558,310   $    --     $  --  $ 1,787,500
-------------------------------------------------------------------------
Complete Management, Inc.      5,242,874        --        --    8,337,225
-------------------------------------------------------------------------
4Front Software, Intl. Inc.    1,504,875        --        --    1,312,500
-------------------------------------------------------------------------
Unidigital, Inc.                 725,038        --        --    1,070,850
-------------------------------------------------------------------------
Duckwall-Alco Stores, Inc.        54,120    63,375        --    2,987,500
-------------------------------------------------------------------------
  Totals                      $9,085,217   $63,375     $  --  $15,495,575
=========================================================================




Federal tax information
(Unaudited)

Pursuant to Section 852 of the Internal Revenue Code, as amended, the Fund hereby designates $0.394 per share (or if different, the amount necessary to offset net capital gain earned by the Fund) (for all classes of shares) as capital gain dividends for its taxable year ended May 31, 1997.

The fund has designated 45.57% of the distributions from net investment income as qualifying for the dividends received deduction for corporations.

The Form 1099 you receive in January 1998 will show the tax status of all distributions paid to your account in calendar 1997.



Fund information

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

INDEPENDENT ACCOUNTANTS
Coopers & Lybrand L.L.P.

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
John A. Hill
Ronald J. Jackson
Elizabeth T. Kennan
Lawrence J. Lasser
Robert E. Patterson
Donald S. Perkins
George Putnam, III
A.J.C. Smith
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Gerald Zukowski
Vice President and Fund Manager

Anthony C. Santosus
Vice President and Fund Manager

William N. Shiebler
Vice President

John R. Verani
Vice President

Paul M. O'Neil
Vice President

Beverly Marcus
Clerk and Assistant Treasurer


This report is for the information of shareholders of Putnam Capital Appreciation Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information, or to request a prospectus, call toll free: 1-800-225-1581. You can also learn more at Putnam Investments' website: http://www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution, are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board or any other agency, and involve risk, including the possible loss of principal amount invested.



[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

--------------------
Bulk Rate
U.S. Postage
PAID
Putnam
Investments
--------------------

34414-433/948/2BN   7/97